Earnings per share - Schedule of Calculation of Earnings (Loss) Per Share, or EPS (Parenthetical) (Detail) - shares shares in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2016
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Incremental shares excluded in calculation of diluted EPS	344	173	363
Restricted Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Incremental shares excluded in calculation of diluted EPS	455	308